GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Value of Goodwill

The changes in the carrying value of goodwill are as follows (in thousands):

	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Balance — December 31, 2020	$2,674,038	$1,011,217	$495,924	$4,181,179
Foreign currency translation	—	448	(11)	437

Balance —March 31, 2021	$2,674,038	$1,011,665	$495,913	$4,181,616

The changes in the carrying value of goodwill are as follows (in thousands):

	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Balance—January 1, 2019	$2,674,038	$774,991	$502,357	$3,951,386
Acquisitions	—	—	10,645	10,645
Divestiture	—	—	(17,991)	(17,991)
Foreign currency translation and other	—	(3,468)	(7)	(3,475)

Balance—December 31, 2019	$2,674,038	$771,523	$495,004	$3,940,565 (1)
Acquisitions	—	396,140	—	396,140
Impairment	—	(158,541)	—	(158,541)
Foreign currency translation and other	—	2,095	920	3,015

Balance—December 31, 2020	$2,674,038	$1,011,217	$495,924	$4,181,179 (1)

(1)	Net of accumulated impairment losses of $28.9 million and $187.5 million as of December 31, 2019 and 2020, respectively.

Summary of Company's Identifiable Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2020 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trade names	17.5	$970,595	$(232,158)	$738,437
Customer and client relationships	6.7	1,317,083	(907,889)	409,194
Internally developed technology	4.4	61,539	(46,126)	15,413
Other	4.3	45,317	(44,251)	1,066

		2,394,534	(1,230,424)	1,164,110

lndefinite-lived:
Trade names		341,272	—	341,272
Owned events		90,086	—	90,086

Total intangible assets		$2,825,892	$(1,230,424)	$1,595,468

The following table summarizes information relating to the Company’s identifiable intangible assets as of March 31, 2021 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trade names	17.5	$970,879	$(247,272)	$723,607
Customer and client relationships	6.7	1,315,913	(934,509)	381,404
Internally developed technology	4.4	61,616	(48,849)	12,767
Other	4.3	45,346	(44,545)	801

		2,393,754	(1,275,175)	1,118,579

Indefinite-lived:
Trade names		342,376	—	342,376
Owned events		89,205	—	89,205

Total intangible assets		$2,825,335	$(1,275,175)	$1,550,160

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2019 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trade names	17.8	$861,164	$(172,526)	$688,638
Customer and client relationships	6.6	1,106,976	(754,653)	352,323
Internally developed technology	4.4	60,427	(34,447)	25,980
Other	4.3	45,167	(42,707)	2,460

		2,073,734	(1,004,333)	1,069,401

Indefinite-lived:
Trade names		376,237	—	376,237
Owned events		108,256	—	108,256

Total intangible assets		$2,558,227	$(1,004,333)	$1,553,894

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2020 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trade names	17.5	$970,595	$(232,158)	$738,437
Customer and client relationships	6.7	1,317,083	(907,889)	409,194
Internally developed technology	4.4	61,539	(46,126)	15,413
Other	4.3	45,317	(44,251)	1,066

		2,394,534	(1,230,424)	1,164,110

Indefinite-lived:
Trade names		341,272	—	341,272
Owned events		90,086	—	90,086

Total intangible assets		$2,825,892	$(1,230,424)	$1,595,468

Summary of Estimated Annual Intangible Amortization

Estimated annual intangible amortization for the next five years and thereafter is as follows (in thousands):

Years Ending December 31,
2021	$176,890
2022	131,361
2023	102,474
2024	99,634
2025	91,948
Thereafter	561,803

Total	$1,164,110